Investments in Companies Accounted for at Equity (Details) ₪ / shares in Units, ₪ in Millions		12 Months Ended
	Sep. 04, 2024	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 ₪ / shares	May 15, 2024 ₪ / shares	Dec. 31, 2023 ₪ / shares shares	Aug. 09, 2023 ₪ / shares	Mar. 12, 2023 ₪ / shares
Investments in Companies Accounted for at Equity [Line Items]
Percentage of share interest	21.45%
Derivative amounts		$ 13.3
Number of shares issued (in Shares) | shares		15,901,287						15,901,287
Per share value (in New Shekels per share) | ₪ / shares						₪ 1	₪ 1	₪ 1	₪ 1	₪ 1
Capital gain from initial public offering		$ 4,141,000
Collectively serving over amount		40,000,000
Investment amount		$ 15,300,000
TSG [Member]
Investments in Companies Accounted for at Equity [Line Items]
Percentage of share interest		42.71%	42.71%
Acquisition amount		$ 2,140,000
Number of shares issued (in Shares) | shares		338,500
Per share value (in New Shekels per share) | ₪ / shares						₪ 183.25
Total gross proceeds (in New Shekels) | ₪			₪ 62.0
Issuance costs (in New Shekels) | ₪			₪ 5.3
Capital gain from initial public offering		$ 4,100,000